Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Sep. 18, 2018
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2019